73876 6/01
Prospectus Supplement
dated June 18, 2001 to:
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Putnam Growth Opportunities Fund (the "fund")
Prospectuses dated November 30, 2000

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                   Since   Experience
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Richard B. England        2001    1992 - Present         Putnam Management
Senior Vice President
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Jeffrey R. Lindsey        1996    1994 - Present         Putnam Management
Senior Vice President
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